Retirement Plans - Plan's Assets at Fair Value Hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 16,184	$ 15,466	$ 13,441
Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	16,184	15,466
Supplemental Retirement Plan [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	3
Supplemental Retirement Plan [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	91	79
Supplemental Retirement Plan [Member] | Bond Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	23	48
Supplemental Retirement Plan [Member] | Common/Collective Trust, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	7,802	8,140
Supplemental Retirement Plan [Member] | Common/Collective Trust, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	6,383	5,439
Supplemental Retirement Plan [Member] | Equity Market Funds, Commodity Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	19	21
Supplemental Retirement Plan [Member] | Equity Market Funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	342	337
Supplemental Retirement Plan [Member] | Equity Market Funds, Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	1,150	1,093
Supplemental Retirement Plan [Member] | Equity Market Funds, Mid Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	253	181
Supplemental Retirement Plan [Member] | Equity Market Funds, Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	118	128
(Level 1) [Member] | Supplemental Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	16,184	15,466
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	3
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	91	79
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Bond Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	23	48
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Common/Collective Trust, Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	7,802	8,140
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Common/Collective Trust, Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	6,383	5,439
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Equity Market Funds, Commodity Mutual Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	19	21
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Equity Market Funds, International [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	342	337
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Equity Market Funds, Large Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	1,150	1,093
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Equity Market Funds, Mid Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	253	181
(Level 1) [Member] | Supplemental Retirement Plan [Member] | Equity Market Funds, Small Cap [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets at fair value	$ 118	$ 128